UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              February 16, 2005
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          73

Form 13F Information Table Value Total:  $  180,835
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bisys Group Cv Sub Deb         CONV             055472AB0      497   500000 PRN      SOLE                                     500000
Mercury Interactive Cv Sub Deb CONV             589405AB5     2110  2115000 PRN      SOLE                                    2115000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      811   840000 PRN      SOLE                                     840000
Valeant Pharmaceuticals Cv Sub CONV             91911XAC8     2088  1900000 PRN      SOLE                                    1900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     2962  3000000 PRN      SOLE                                    3000000
AP Pharma                      COM              00202J104      187   113500 SH       SOLE                                     113500
Acxiom                         COM              005125109     1812    68900 SH       SOLE                                      68900
Albany Molecular Research      COM              012423109     1784   160125 SH       SOLE                                     160125
American Healthways            COM              02649v104      287     8700 SH       SOLE                                       8700
Amsurg                         COM              03232P405     1578    53410 SH       SOLE                                      53410
Artesyn Technologies           COM              043127109     1517   134215 SH       SOLE                                     134215
ArthroCare                     COM              043136100     1044    32550 SH       SOLE                                      32550
BISYS Group                    COM              055472104     6881   418318 SH       SOLE                                     418318
Baldor Electric                COM              057741100     8226   298805 SH       SOLE                                     298805
Biomet                         COM              090613100     1335    30775 SH       SOLE                                      30775
Brady                          COM              104674106      638    10200 SH       SOLE                                      10200
Buckeye Partners LP Unit       COM              118230101      298     7045 SH       SOLE                                       7045
CYTYC                          COM              232946103     2141    77675 SH       SOLE                                      77675
Celgene                        COM              151020104      817    30800 SH       SOLE                                      30800
Computer Programs and Systems  COM              205306103      463    20000 SH       SOLE                                      20000
Dionex                         COM              254546104     6546   115510 SH       SOLE                                     115510
ExxonMobil                     COM              30231G102      220     4300 SH       SOLE                                       4300
Factset Research System        COM              303075105     3119    53370 SH       SOLE                                      53370
Forrester Research             COM              346563109     3404   189725 SH       SOLE                                     189725
Genzyme                        COM              372917104     2556    44020 SH       SOLE                                      44020
Haemonetics                    COM              405024100     9014   248925 SH       SOLE                                     248925
Health Care Properties         COM              421915109      820    29600 SH       SOLE                                      29600
HealthSouth                    COM              421924101      156    24855 SH       SOLE                                      24855
Hecla Mining                   COM              422704106      146    25000 SH       SOLE                                      25000
Hirsch Int'l Cl A              COM              433550100       19    14800 SH       SOLE                                      14800
ICON PLC ADR                   COM              45103T107     1807    47070 SH       SOLE                                      47070
IDEXX Laboratories             COM              45168D104     8990   164685 SH       SOLE                                     164685
ITRON                          COM              465741106     2529   105775 SH       SOLE                                     105775
Impath                         COM              45255G101      486   110610 SH       SOLE                                     110610
Interferon Sciences            COM              458903408        4   150000 SH       SOLE                                     150000
Intermagnetics General         COM              458771102     1060    41710 SH       SOLE                                      41710
Invitrogen                     COM              46185r100      282     4200 SH       SOLE                                       4200
Ionics                         COM              462218108     2554    58935 SH       SOLE                                      58935
Jack Henry & Associates        COM              426281101      285    14300 SH       SOLE                                      14300
Johnson & Johnson              COM              478160104     8467   133514 SH       SOLE                                     133514
KV Pharmaceutical Cl A         COM              482740206     5572   252697 SH       SOLE                                     252697
Kaydon                         COM              486587108     1791    54250 SH       SOLE                                      54250
Keystone Automotive            COM              49338N109    11725   504305 SH       SOLE                                     504305
Lucent Technologies            COM              549463107       38    10000 SH       SOLE                                      10000
Macromedia                     COM              556100105      674    21650 SH       SOLE                                      21650
Manhattan Associates           COM              562750109     1445    60515 SH       SOLE                                      60515
MedQuist                       COM              584949101     1982   133950 SH       SOLE                                     133950
Mentor                         COM              587188103     1687    50000 SH       SOLE                                      50000
Microtek Medical Holdings      COM              59515B109     3239   797700 SH       SOLE                                     797700
Mittal Steel                   COM              60684P101      309     8000 SH       SOLE                                       8000
O'Reilly Automotive            COM              686091109     3557    78955 SH       SOLE                                      78955
Orthofix                       COM              N6748L102     3856    98670 SH       SOLE                                      98670
Peregrine Systems              COM              71366Q200     3142   153250 SH       SOLE                                     153250
Pharmaceutical Prod Dvlpt      COM              717124101     6914   167450 SH       SOLE                                     167450
Procter & Gamble               COM              742718109      220     4000 SH       SOLE                                       4000
Quaker Chemical                COM              747316107      917    36900 SH       SOLE                                      36900
RF Monolithics                 COM              74955F106      123    14700 SH       SOLE                                      14700
Robotic Vision                 COM              771074101       29    37800 SH       SOLE                                      37800
SBC Communications             COM              78387G103      283    11000 SH       SOLE                                      11000
SEI Corp                       COM              784117103     6960   166000 SH       SOLE                                     166000
Sanmina-SCI                    COM              800907107     3091   364967 SH       SOLE                                     364967
Seitel                         COM              816074405     1379  1120738 SH       SOLE                                    1120738
Skyworks Solutions             COM              020753109     2050   217400 SH       SOLE                                     217400
Specialty Laboratories         COM              84749r100     1038    94050 SH       SOLE                                      94050
SunGard Data Sys               COM              867363103     8523   300850 SH       SOLE                                     300850
Symbol Technology              COM              871508107     8333   481675 SH       SOLE                                     481675
UQM Technologies               COM              903213106      164    63300 SH       SOLE                                      63300
Valeant Pharmaceuticals Int'l  COM              91911x104     8119   308117 SH       SOLE                                     308117
Veeco Instruments              COM              922417100      607    28800 SH       SOLE                                      28800
Verizon Communications         COM              92343V104      245     6040 SH       SOLE                                       6040
VistaCare                      COM              92839Y109     1936   116400 SH       SOLE                                     116400
Vanguard Total Stock Mkt Index EF               922908306      630    21890 SH       SOLE                                      21890
Information Resources Continge WT               45676E107      317   314000 SH       SOLE                                     314000